UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31
Date of reporting period: August 31, 2007

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

FORM N-Q
AUGUST 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited)	August 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.3%
Bank Notes — 2.1%
	Bank of America NA Charlotte, NC:
$25,000,000	5.305% due 10/12/07	$25,000,000
50,000,000	5.330% due 12/19/07	50,000,000
25,000,000	5.300% due 2/4/08	25,000,000

	Total Bank Notes	100,000,000

Certificate of Deposit — 0.5%
25,000,000	State Street Bank & Trust Co., 5.600% due 11/30/07	25,000,000

Certificates of Deposit (Euro) — 1.6%
	Societe Generale:
50,000,000	5.320% due 12/3/07	50,001,132
25,000,000	5.300% due 1/14/08	24,993,884

	Total Certificates of Deposit (Euro)	74,995,016

Certificates of Deposit (Yankee) — 37.8%
1,230,000	Abbey National Treasury Services PLC, 5.290% due 10/26/07	1,229,801
50,000,000	ABN Amro NV Chicago, 5.315% due 10/29/07	50,000,000
9,500,000	Banco Bilbao, 5.300% due 9/13/07	9,499,801
	Bank of Nova Scotia:
44,000,000	5.210% due 10/4/07	43,988,315
50,000,000	5.330% due 11/6/07	49,999,796
50,000,000	Bank of Tokyo, 5.330% due 11/5/07	50,000,000
	Barclays Bank PLC NY:
50,000,000	5.325% due 10/9/07	50,000,000
50,000,000	5.325% due 10/17/07	50,000,000
49,400,000	5.320% due 10/24/07	49,400,000
25,000,000	5.325% due 10/31/07	25,000,195
	Calyon NY:
32,000,000	5.320% due 10/26/07	31,999,964
38,500,000	5.368% due 10/26/07	38,497,056
40,000,000	5.260% due 3/3/08	39,993,661
25,000,000	5.400% due 7/10/08	25,000,000
	Canadian Imperial Bank:
25,000,000	5.300% due 10/10/07	25,000,000
1,500,000	5.280% due 10/12/07	1,499,775
50,000,000	5.490% due 11/13/07	50,000,000
	Credit Suisse New York:
20,000,000	5.345% due 2/27/08	20,000,000
15,000,000	5.370% due 5/30/08	14,989,207
30,000,000	5.405% due 6/9/08	29,990,663
40,000,000	Depfa Bank PLC, 5.320% due 10/22/07	40,000,000
	Deutsche Bank NY:
25,000,000	5.310% due 10/10/07	25,000,000
34,500,000	5.350% due 11/8/07	34,500,000
25,000,000	5.310% due 2/14/08	25,000,918
	Fortis Bank NY:
50,000,000	5.300% due 10/2/07	50,000,000
30,000,000	5.225% due 12/28/07	29,981,812
10,500,000	5.305% due 2/19/08	10,500,199
	HBOS Treasury Services NY:
25,000,000	5.280% due 9/4/07	25,000,000
33,500,000	5.305% due 11/13/07	33,499,286
25,000,000	5.350% due 12/21/07	25,001,475
10,000,000	5.260% due 1/9/08	9,992,932
50,500,000	5.270% due 2/4/08	50,496,411
52,500,000	5.330% due 5/30/08	52,478,884
20,000,000	5.420% due 6/16/08	19,995,485
	Lloyds TSB Bank PLC NY:
24,400,000	5.300% due 10/9/07	24,400,228
25,000,000	5.300% due 2/22/08	25,000,000
50,000,000	Norddeutsche Landesbank, 5.340% due 11/13/07	50,000,000

See Notes to Schedules of Investments.

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Certificates of Deposit (Yankee) — 37.8% (continued)
$50,000,000	Nordea Bank Finland NY, 5.460% due 9/28/07	$50,000,000
	Rabobank Nederland NV NY:
26,000,000	5.270% due 9/4/07	26,000,000
25,000,000	5.250% due 9/6/07	24,999,956
25,000,000	Royal Bank of Canada NY, 5.368% due 10/29/07	25,000,301
50,000,000	Royal Bank of Scotland NY, 5.310% due 10/23/07	50,000,000
50,000,000	Societe Generale N.A., 5.300% due 1/30/08	50,000,000
	Svenska Handelsbanken NY:
50,000,000	5.300% due 9/19/07	50,000,000
49,500,000	5.480% due 9/27/07	49,500,000
40,000,000	5.330% due 11/8/07	40,000,000
25,000,000	5.325% due 6/4/08	24,991,881
50,000,000	Toronto Dominion Bank NY, 5.300% due 10/2/07	50,000,000
	UBS AG Stamford CT:
50,000,000	5.350% due 11/8/07	50,000,000
30,000,000	5.490% due 11/27/07	30,000,000
17,000,000	5.190% due 1/4/08	16,987,509
50,000,000	Unicredito Italiano SpA, NY, 5.300% due 11/21/07	49,991,213
34,360,000	Westpac Banking Corp., 5.315% due 9/24/07	34,359,899

	Total Certificates of Deposit (Yankee)	1,808,766,623

Commercial Paper — 36.7%
18,993,000	Albis Capital Corp., 5.373% due 9/27/07 (a)(b)	18,928,566
	Anglesea Funding:
16,500,000	5.340% due 9/11/07 (a)(b)	16,483,246
74,407,000	5.367%-5.375% due 11/13/07 (a)(b)	73,648,109
25,000,000	5.313% due 2/1/08 (a)(b)	24,467,708
	Australia & New Zealand:
15,000,000	5.467% due 10/19/07 (a)(b)	14,898,375
75,000,000	5.311% due 10/25/07 (a)(b)	74,443,250
	Axon Financial Funding LLC:
24,500,000	5.339% due 10/11/07 (a)(b)	24,368,557
30,000,000	5.335% due 10/23/07 (a)(b)	29,787,667
50,000,000	Bank of America Corp., 5.300% due 12/10/07 (a)	49,298,771
45,000,000	Carrera Capital Financial Ltd., 5.364% due 9/24/07 (a)(b)	44,867,750
49,000,000	Catapult PMX Funding, 5.538% due 11/30/07 (b)	48,995,446
	CBA Delaware Finance:
50,000,000	5.298% due 9/26/07 (a)	49,839,583
50,000,000	5.300% due 10/29/07 (a)	49,600,486
48,001,000	5.404% due 1/31/08 (a)	46,952,018
	Chesham Finance LLC:
25,000,000	5.341% due 10/9/07 (a)(b)	24,871,910
46,000,000	5.316% due 10/18/07 (a)(b)	45,708,769
37,900,000	5.369% due 12/6/07 (a)(b)	37,387,939
2,100,000	Coca Cola Co., 5.273% due 10/15/07 (a)(b)	2,087,516
	Danske Corp.:
25,000,000	5.540% due 9/17/07 (a)(b)	24,950,257
24,500,000	5.310% due 10/12/07 (a)(b)	24,366,298
17,700,000	Depfa Bank PLC, 5.463% due 1/2/08 (a)(b)	17,384,350
	Ebury Finance Ltd.:
12,750,000	5.400% due 9/14/07 (a)(b)	12,731,105
25,000,000	5.352% due 10/12/07 (b)	24,862,514
25,000,000	5.390% due 11/15/07 (a)(b)	24,741,100
17,625,000	Five Finance Inc., 5.329% due 10/16/07 (a)(b)	17,518,075
	General Electric Capital Corp.:

See Notes to Schedules of Investments.

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Commercial Paper — 36.7% (continued)
$50,000,000	5.310% due 10/16/07 (a)	$49,694,333
50,000,000	5.310% due 10/26/07 (a)	49,621,555
40,000,000	5.299% due 12/11/07 (a)	39,440,311
25,000,000	5.323% due 2/15/08 (a)	24,416,889
31,315,000	Halkin Finance LLC, 5.347% due 9/5/07 (a)(b)	31,310,407
	Hudson Thames Capital Ltd.:
41,559,000	5.303%-5.351% due 10/9/07 (a)(b)	41,348,369
25,688,000	5.329% due 10/25/07 (a)(b)	25,498,765
25,000,000	ING U.S. Funding LLC, 5.319% due 11/5/07 (a)	24,774,174
42,000,000	Kaiserplatz Delaware, 5.393% due 9/21/07 (a)(b)	41,894,487
40,000,000	Merrill Lynch & Co., 5.307% due 11/16/07 (a)	39,581,467
108,469,000	Mica Funding LLC, 5.349% due 10/12/07 (a)(b)	107,864,466
	Morrigan TRR Funding LLC:
80,000,000	5.358% due 10/24/07 (a)(b)	79,413,333
25,000,000	5.399% due 11/9/07 (a)(b)	24,762,125
50,000,000	Nightingale Finance LLC, 5.343% due 10/19/07 (a)(b)	49,670,625
6,155,000	Nordea North America Inc., 5.572% due 10/4/07 (a)	6,126,636
25,000,000	Nyala Funding LLC, 5.320% due 11/15/07 (a)(b)	24,741,000
24,004,000	Perry Global Funding LLC, 5.321% due 10/18/07 (a)(b)	23,852,028
25,000,000	Picaros Funding PLC, 5.346% due 10/23/07 (a)(b)	24,821,354
51,065,000	Polonius Inc., 5.336% due 10/22/07 (a)(b)	50,706,524
1,851,000	Royal Bank of Canada NY, 5.528% due 10/3/07 (a)	1,842,799
	Societe Generale N.A.:
31,900,000	5.508% due 11/6/07 (a)	31,596,312
24,850,000	5.310% due 11/9/07 (a)	24,614,463
39,400,000	5.453% due 12/21/07 (a)	38,767,630
1,271,000	Stanfield Victoria Finance, 5.339% due 11/21/07 (a)(b)	1,256,680
35,000,000	Swedish Export, 5.527% due 9/14/07 (a)	34,946,528
25,000,000	Toronto Dominion Holdings USA, 5.487% due 11/30/07 (a)(b)	24,673,448
15,000,000	Westpac Banking Corp., 5.263% due 1/11/08 (a)(b)	14,727,487

	Total Commercial Paper	1,755,153,560

Medium-Term Notes — 16.0%
50,000,000	Axon Financial Funding LLC, 5.601% due 4/15/08 (b)(c)	49,996,931
50,000,000	Bear Stearns Cos. Inc., 5.330% due 1/9/08 (c)	50,000,000
50,000,000	Carrera Capital Finance LLC, 5.340% due 1/15/08 (b)(c)	49,999,889
50,000,000	Cheyne Finance LLC, Notes, 5.325% due 9/13/07 (b)(c)	49,999,819
50,000,000	General Electric Capital Corp., Notes, 5.420% due 1/3/08 (c)	50,014,481
50,000,000	Hudson-Thames LLC, Notes, 5.330% due 6/6/08 (b)(c)	49,996,230
35,000,000	K2 USA LLC, 5.320% due 11/21/07 (b)(c)	34,999,172
	Orion Finance USA LLC:
40,000,000	5.574% due 1/16/08 (b)(c)	39,999,266
35,000,000	5.481% due 2/26/08 (b)(c)	34,999,161
40,000,000	Premier Asset Collateralized Entity LLC, 5.330% due 9/18/07 (b)(c)	39,999,923
25,000,000	Royal Bank of Scotland Group PLC, 5.370% due 6/6/08 (b)(c)	25,004,894
	Stanfield Victoria Finance:

See Notes to Schedules of Investments.

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Medium-Term Notes — 16.0% (continued)
$50,000,000	5.325% due 10/5/07 (b)(c)	$49,999,365
50,000,000	5.320% due 3/17/08 (b)(c)	49,996,026
	Tango Finance Corp.:
29,000,000	5.370% due 10/15/07 (b)(c)	29,001,249
25,000,000	Notes, 5.370% due 10/3/07 (b)(c)	25,000,604
	Whistlejacket Capital Ltd.:
30,000,000	5.320% due 1/28/08 (b)(c)	29,996,831
	Notes:
20,000,000	5.320% due 9/28/07 (b)(c)	19,999,737
60,000,000	5.320% due 10/9/07 (b)(c)	59,998,859
25,000,000	5.320% due 11/30/07 (b)(c)	24,998,808

	Total Medium-Term Notes	764,001,245

Promissory Note — 2.1%
100,000,000	Goldman Sachs Group LP, 5.180% due 9/20/07	100,000,000

U.S. Government Agency — 0.5%
25,000,000	Federal Home Loan Mortgage Corp. (FHLMC), 5.335% due 3/26/08 (c)	24,993,740

Repurchase Agreement — 2.0%
97,734,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 8/31/07,
	5.300% due 9/4/07; Proceeds at maturity - $97,791,554; (Fully
	collateralized by various U.S. government agency obligations, 0.000% to
	5.820% due 11/16/07 to 3/17/14; Market value - $99,688,710)	97,734,000

	TOTAL INVESTMENTS — 99.3% (Cost — $4,750,644,184#)	4,750,644,184
	Other Assets in Excess of Liabilities — 0.7%	32,873,638

	TOTAL NET ASSETS — 100.0%	$4,783,517,822

(a) Rate shown represents yield-to-maturity.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c) Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.
#   Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited)	August 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
U.S. Government Agencies — 66.7%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$15,000,000	5.250% due 10/26/07 (a)	$15,000,480
15,000,000	5.550% due 10/26/07 (a)	14,999,341
30,000,000	5.230% due 1/24/08 (a)	29,997,734
25,000,000	5.408% due 6/18/08 (a)	24,998,049
50,000,000	5.210% due 1/23/09 (a)	49,996,981
30,000,000	5.220% due 3/6/09 (a)	29,996,592
25,000,000	5.210% due 5/15/09 (a)	24,995,766
	Series 1:
25,000,000	5.230% due 12/27/07 (a)	24,998,483
30,000,000	5.230% due 3/13/08 (a)	29,996,957
	Discount Notes:
25,000,000	5.015% due 2/28/08 (b)	24,398,938
10,000,000	5.095% due 7/22/08 (b)	9,566,195
	Federal Home Loan Bank (FHLB):
	Bonds:
20,000,000	5.200% due 1/10/08 (a)	19,997,477
25,000,000	5.230% due 2/14/08 (a)	24,999,083
35,000,000	5.464% due 3/14/08 (a)	34,989,780
50,000,000	5.200% due 3/20/08 (a)	49,990,701
35,000,000	5.236% due 2/11/09 (a)	35,000,000
50,000,000	5.438% due 2/18/09 (a)	50,000,000
25,000,000	Series 1, 5.200% due 4/22/08 (a)	24,994,129
15,000,000	Series 3, 5.230% due 1/10/08 (a)	15,000,000
25,000,000	Series 9, 5.250% due 11/1/07	25,000,000
40,000,000	Series 743, 5.200% due 10/24/08 (a)	39,984,704
	Discount Notes:
188,000,000	5.130% - 5.151% due 9/12/07 (b)	187,786,125
37,000,000	5.213% due 9/26/07 (b)	36,883,666
25,000,000	5.227% due 10/17/07 (b)	24,845,319
25,000,000	5.233% due 11/14/07 (b)	24,745,337
100,000,000	4.941% due 11/16/07 (b)	99,010,444
50,000,000	4.910% due 11/21/07 (b)	49,474,583
70,000,000	5.024% - 5.045% due 2/22/08 (b)	68,366,950
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
25,000,000	5.257% due 9/7/07 (b)	24,989,583
75,000,000	5.162% due 9/28/07 (b)	74,743,500
7,858,000	5.206% due 10/26/07 (b)	7,800,283
19,832,000	5.253% due 11/9/07 (b)	19,648,389
23,860,000	5.257% - 5.259% due 11/30/07 (b)	23,569,339
25,000,000	5.218% due 12/3/07 (b)	24,679,062
5,000,000	5.181% due 12/7/07 (b)	4,934,722
15,000,000	5.249% due 12/10/07 (b)	14,793,309
10,000,000	5.230% due 12/14/07 (b)	9,858,319
15,000,000	5.273% due 12/28/07 (b)	14,759,458
40,000,000	5.202% due 12/31/07 (b)	39,331,333
19,766,000	5.219% - 5.278% due 1/7/08 (b)	19,420,256
50,000,000	5.038% due 2/4/08 (b)	48,954,500
50,000,000	5.001% due 2/19/08 (b)	48,861,334
25,000,000	5.045% due 2/25/08 (b)	24,405,500
10,000,000	5.200% due 3/3/08 (b)	9,749,365

See Notes to Schedules of Investments.

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

U.S. Government Agencies — 66.7% (continued)
	Series RB:
$20,288,000	5.205% - 5.211% due 9/18/07 (b)	$20,248,790
100,000,000	5.160% due 9/25/07 (b)	99,700,750
17,578,000	5.238% due 11/13/07 (b)	17,406,590
25,000,000	5.199% due 12/6/07 (b)	24,674,177
3,500,000	5.247% due 3/20/08 (b)	3,403,173
5,000,000	5.238% due 5/27/08 (b)	4,816,201
20,000,000	Medium-Term Notes, 5.353% due 9/27/07 (a)	19,999,528
	Notes:
25,000,000	5.355% due 3/26/08 (a)	24,993,740
10,000,000	4.250% due 6/23/08	9,918,204
50,000,000	5.200% due 9/30/08 (a)	49,965,727
	Federal National Mortgage Association (FNMA):
6,298,000	Bonds, 3.875% due 2/1/08	6,259,753
	Discount Notes:
1,450,000	5.207% due 9/5/07 (b)	1,449,795
25,000,000	5.216% due 9/26/07 (b)	24,921,320
20,000,000	5.251% due 9/28/07 (b)	19,932,133
19,600,000	5.203% due 10/24/07 (b)	19,460,078
10,000,000	5.247% due 10/26/07 (b)	9,927,200
25,000,000	5.196% due 10/31/07 (b)	24,799,364
50,000,000	5.208% due 11/7/07 (b)	49,542,667
115,000,000	5.033% - 5.247% due 11/28/07 (b)	113,645,017
30,000,000	5.014% - 5.234% due 12/17/07 (b)	29,569,700
25,000,000	5.218% due 12/26/07 (b)	24,600,576
15,887,000	5.155% - 5.271% due 12/28/07 (b)	15,633,283
50,000,000	4.929% due 1/4/08 (b)	49,179,889
45,350,000	5.230% due 1/9/08 (b)	44,534,078
55,600,000	4.938% - 5.216% due 1/18/08 (b)	54,560,794
30,000,000	5.034% due 1/30/08 (b)	29,393,200
7,001,000	5.209% due 2/1/08 (b)	6,854,562
50,000,000	5.024% due 2/27/08 (b)	48,802,222
6,150,000	5.251% - 5.299% due 2/28/08 (b)	5,997,202
10,000,000	5.278% - 5.323% due 5/30/08 (b)	9,623,587

	Total U.S. Government Agencies	2,364,325,366

Repurchase Agreements — 33.2%
750,891,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 8/31/07,
	5.300% due 9/4/07; Proceeds at maturity - $751,333,191 (Fully
	collateralized by various U.S. government agency obligations, 0.000% to
	7.500% due 11/2/07 to 11/7/36; Market value - $765,911,138)	750,891,000
425,000,000	Morgan Stanley, tri-party repurchase agreement, dated 8/31/07, 5.250% due
	9/4/07; Proceeds at maturity - $425,247,917; (Fully collateralized by
	various U.S. government agency obligations, 3.500% to 9.000% due
	4/1/08 to 9/1/37; Market Value - $435,482,126)	425,000,000

	Total Repurchase Agreements	1,175,891,000

	TOTAL INVESTMENTS — 99.9% (Cost — $3,540,216,366#)	3,540,216,366
	Other Assets in Excess of Liabilities — 0.1%	3,997,540

	TOTAL NET ASSETS — 100.0%	$3,544,213,906

(a) Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.
(b) Rate shown represents yield-to-maturity.
#    Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited)	August 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.1%
Alabama — 1.3%
$36,400,000	Southeast Alabama Gas District, Alabama Revenue, Series A, SPA-Societe
	Generale, 3.980%, 9/4/07 (a)	$36,400,000

Arizona — 3.2%
10,000,000	Arizona Tourism & Sports Authority Tax Revenue, Senior Multipurpose
	Stadium Facility, Series A, AMBAC-Insured, SPA-Royal Bank of
	Canada, 3.960%, 9/5/07 (a)	10,000,000
27,000,000	City of Phoenix, Civic Improvement Wastewater System Revenue, TECP,
	LOC-Bank of America, 3.650% due 11/5/07	27,000,000
14,000,000	Glendale, AZ, IDA, Midwestern University, TECP, LOC-Wells Fargo,
	3.650% due 10/10/07	14,000,000
29,340,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,
	3.980%, 9/5/07 (a)	29,340,000
7,960,000	Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-
	Landesbank Hessen-Thuringen, 4.030%, 9/6/07 (a)	7,960,000

	Total Arizona	88,300,000

Arkansas — 0.1%
3,250,000	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 4.020%, 9/6/07 (a)	3,250,000

Colorado — 2.9%
3,600,000	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 4.050%,
	9/6/07 (a)	3,600,000
	Colorado Educational & Cultural Facilities Authority Revenue:
5,380,000	Cole Valley Christian Schools, LOC-U.S. Bank NA, 4.000%, 9/6/07 (a)	5,380,000
2,300,000	Daughters of Israel Inc., LOC-Bank of America, 3.960%, 9/4/07 (a)	2,300,000
4,735,000	First Academy Inc. Project, Series 2007A, LOC-Fifth Third Bank,
	4.000%, 9/6/07 (a)	4,735,000
10,500,000	LOC-Wachovia Bank, 4.000%, 9/6/07 (a)	10,500,000
2,300,000	National Jewish Federation Bond Program, Series A-8, LOC-Bank of
	America, 3.960%, 9/4/07 (a)	2,300,000
2,200,000	National Jewish Foundation Building, Series A-5, LOC-Bank of America,
	3.960%, 9/4/07 (a)	2,200,000
5,430,000	Denver, CO, City & County, Board Of Water Commission, Water Revenue,
	Series 1833, FSA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)(b)	5,430,000
18,285,000	Eagle Garfield & Routt Counties, CO, School District No. RE 50J, GO, Series
	1666, FSA-Insured, LIQ-Morgan Stanley , 4.050%, 9/6/07 (a)(b)	18,285,000
8,000,000	Fiddlers Business Improvement District, CO, Greenwood Village GO, Capital
	Improvement, Subordinated Lien, Series 2, LOC-KEYBANK NA,
	4.020%, 9/6/07 (a)	8,000,000
1,080,000	La Plata County, CO, PCR, BP Amoco Project, 3.600% due 9/1/07 (c)	1,080,000
	Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-
	Westdeutsche Landesbank:
9,000,000	3.750% due 9/4/07	9,000,000
6,100,000	3.720% due 9/7/07	6,100,000
2,200,000	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 4.010%,
	9/6/07 (a)	2,200,000

	Total Colorado	81,110,000

Delaware — 0.2%
4,590,000	Wilmington, DE, GO, Series B, FGIC-Insured, SPA-Bank of America,
	4.010%, 9/6/07 (a)	4,590,000

District of Columbia — 1.9%
	District of Columbia Revenue:
12,000,000	American College of Cardiology, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	12,000,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

District of Columbia — 1.9% (continued)
$2,425,000	American Psychological Association, LOC-Bank of America, 4.020%,
	9/6/07 (a)	$2,425,000
3,645,000	GO, Series C, FGIC-Insured, 3.950%, 9/5/07 (a)	3,645,000
14,000,000	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 4.030%, 9/6/07 (a)	14,000,000
11,900,000	Sidwell Friends School, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	11,900,000
2,595,000	District of Columbia, Revenue, George Washington University, Series C,
	MBIA-Insured, SPA-Bank of America, 4.050%, 9/5/07 (a)	2,595,000
6,665,000	Washington D.C., Convention Center Authority, Dedicated Tax Revenue,
	Series 1730, AMBAC-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07
	(a)(b)	6,665,000

	Total District of Columbia	53,230,000

Florida — 8.1%
1,500,000	Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital,
	Series A, LOC-SunTrust Bank, 4.000%, 9/4/07 (a)	1,500,000
	Broward County, FL:
9,105,000	School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear
	Stearns, 4.030%, 9/6/07 (a)(b)	9,105,000
5,465,000	School Board COP, Series 1877, FGIC-Insured, LIQ-Morgan Stanley,
	4.050%, 9/6/07 (a)(b)	5,465,000
8,790,000	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare
	Systems Inc., LOC-Fifth Third Bank, 3.990%, 9/7/07 (a)	8,790,000
9,990,000	Florida Board of Education, MSTC, Series 2000-9007, PART, LIQ-Bear
	Stearns, 4.030%, 9/6/07 (a)(b)	9,990,000
7,300,000	Highlands County, FL, Health Facilities Authority Revenue, Adventist Health
	System, Series A, FGIC-Insured, SPA-JPMorgan Chase, 3.980%, 9/6/07 (a)	7,300,000
	Hillsborough County, FL:
3,200,000	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 4.070%,
	9/5/07 (a)	3,200,000
4,000,000	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America,
	4.020%, 9/6/07 (a)	4,000,000
33,000,000	Jacksonville Health Facilities, TECP, LOC-Bank of America, 3.700% due
	9/7/07	33,000,000
	Jacksonville, FL, TECP, Series A, FGIC-Insured, LOC-Landesbank Baden-
	Wurttemberg:
6,355,000	3.700% due 9/7/07	6,355,000
8,315,000	3.740% due 9/10/07	8,315,000
2,850,000	JEA District, FL, Energy System Revenue, Series A, LOC-State Street Bank
	& Trust Co., 3.970%, 9/6/07 (a)	2,850,000
2,520,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust
	Bank, 4.020%, 9/5/07 (a)	2,520,000
8,595,000	Martin County, FL, Health Facilities Authority, Hospital Revenue, Refunding,
	Martin Memorial Medical Center, Series B, LOC-Wachovia Bank NA,
	3.800%, 9/6/07 (a)	8,595,000
7,195,000	Miami, FL, Parking System Revenue, AMBAC-Insured, SPA-Depfa Bank
	PLC, 3.950%, 9/6/07 (a)	7,195,000
	Miami-Dade County, FL:
3,545,000	IDA, Gulliver School Project, LOC-Bank of America, 4.020%, 9/6/07 (a)	3,545,000
18,000,000	Water & Sewer Revenue, Refunding, FSA-Insured, SPA-JPMorgan
	Chase, 3.980%, 9/6/07 (a)	18,000,000
16,100,000	New College, FL, Development Corp. COP, LOC-Suntrust Bank, 4.020%,
	9/5/07 (a)	16,100,000
	Orange County, FL:
3,850,000	IDR, Central Florida YMCA Project, Series A, LOC-Bank of America,
	4.020%, 9/6/07 (a)	3,850,000
4,660,000	YMCA Suncoast Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	4,660,000
	Health Facilities Authority Revenue:

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Florida — 8.1% (continued)
$9,185,000	Adventist Long Term Care, LOC-SunTrust Bank, 3.980%, 9/6/07 (a) $	$9,185,000
2,675,000	LOC-SunTrust Bank, 4.010%, 9/5/07 (a)(b)	2,675,000
3,900,000	IDA, Goodwill Industries Inc. Project, LOC-SunTrust Bank, 4.020%,
	9/5/07 (a)(b)	3,900,000
6,825,000	Polk County, FL, IDA Revenue, Lifepath Hospice Project, LOC-SunTrust
	Bank, 4.020%, 9/5/07 (a)	6,825,000
	Puttable Floating Option Tax-Exempt Receipts:
4,355,000	Series PT-3966, AMBAC Insured, LIQ-Merrill Lynch, 4.070%, 9/6/07
	(a)(b)	4,355,000
5,945,000	Series PT-4047, FGIC-Insured, SPA-Merrill Lynch, 4.020%, 9/6/07
	(a)(b)	5,945,000
9,965,000	Sarasota County, FL, Continuing Care Retirement Community Revenue,
	Refunding, Glenridge Palmer Project, LOC-Bank of Scotland, 3.980%,
	9/4/07 (a)	9,965,000
20,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health
	Sciences Campus, LOC-Fifth Third Bank, 3.990%, 9/7/07 (a)	20,000,000

	Total Florida	227,185,000

Georgia — 6.3%
17,800,000	Atlanta, GA, Airport Revenue, Refunding, Series C-1, MBIA-Insured, SPA-
	Landesbank Hessen-Thuringen, 4.000%, 9/6/07 (a)	17,800,000
	Bibb County, GA:
2,060,000	Baptist Village Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	2,060,000
	Development Authority:
1,900,000	Educational Facilities Revenue, Tattnall Square Academy, LOC-
	Wachovia Bank, 4.020%, 9/6/07 (a)	1,900,000
4,300,000	Stratford Academy Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	4,300,000
	Clayton County, GA:
9,785,000	Development Authority Revenue, DACC Public Purpose Corp. II Project,
	LOC-Dexia Credit Local, 3.980%, 9/6/07 (a)	9,785,000
12,385,000	Hospital Authority Revenue, Southern Regional Medical Center Project,
	Series B, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	12,385,000
	DeKalb County, GA:
3,045,000	Development Authority Revenue, St. Martins Episcopal School, LOC-
	SunTrust Bank, 4.070%, 9/6/07 (a)	3,045,000
8,165,000	Water & Sewer Revenue, Series 1907, FSA-Insured, LIQ-Morgan
	Stanley, 4.050%, 9/6/07 (a)(b)	8,165,000
	Fulton County, GA, Development Authority Revenue:
7,000,000	Schenck School Inc. Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	7,000,000
	Woodward Academy Inc. Project, LOC-SunTrust Bank:
11,000,000	4.020%, 9/5/07 (a)	11,000,000
6,500,000	4.020%, 9/5/07 (a)	6,500,000
	Gwinnett County, GA:
11,450,000	Development Authority, Wesleyan School Inc. Project, LOC-SunTrust
	Bank, 4.020%, 9/5/07 (a)	11,450,000
1,450,000	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project,
	LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	1,450,000
	Macon-Bibb County, GA:
10,400,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-
	SunTrust Bank, 4.020%, 9/5/07 (a)	10,400,000
3,000,000	Hospital Authority Revenue, Anticipation Certificates, Medical Center
	Central Georgia, LOC-Suntrust Bank, 4.020%, 9/5/07 (a)	3,000,000
1,675,000	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank,
	4.020%, 9/6/07 (a)	1,675,000
13,000,000	Urban Development Authority Revenue, Bibb County Law Enforcement,
	LIQ-Wachovia Bank NA, 3.960%, 9/6/07 (a)	13,000,000
	Municipal Electric Authority, GA:

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Georgia — 6.3% (continued)
$3,000,000	Project One, Subordinated Series E, MBIA-Insured, 4.000%, 9/5/07 (a)	$3,000,000
	TECP:
5,600,000	Series A, LOC-Bayerische Landesbank, Westdeutsche Landesbank
	and Wachovia Bank, 3.730% due 9/4/07	5,600,000
7,861,000	Series A, LOC-Bayerische Landesbank, Westdeutsche Landesbank,
	and Wachovia Bank, 3.730% due 9/4/07	7,861,000
2,700,000	Private Colleges & Universities Authority, GA, Revenue, Emory University,
	Series B, 3.950%, 9/5/07 (a)	2,700,000
2,500,000	Rabun County, GA, Development Authority Revenue, Nocoochee School
	Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	2,500,000
2,645,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project,
	FNMA-Collateralized, 4.010%, 9/5/07 (a)	2,645,000
	Savannah, GA, Economic Development Authority Revenue:
5,200,000	Savannah Country Day School, LOC-Branch Banking & Trust, 3.980%,
	9/6/07 (a)	5,200,000
8,000,000	Telfair Museum Art Inc. Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	8,000,000

4,210,000	Union County, GA, Development Authority Revenue, Boy Scouts of America
	Atlanta Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	4,210,000
8,400,000	Ware County, GA, Hospital Authority, Revenue Anticipation Certificates,
	Baptist Village Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	8,400,000

	Total Georgia	175,031,000

Idaho — 0.5%
15,000,000	Idaho State, GO, TAN, 4.500% due 6/30/08	15,091,236

Illinois — 10.3%
	Chicago, IL:
5,250,000	O'Hare International Airport Revenue, Refunding Bonds, Third Lien,
	Series A, MBIA-Insured, 5.000% due 1/1/08	5,272,799
9,600,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, Series A, LOC-Bank of New
	York, 3.990%, 9/5/07 (a)	9,600,000
13,500,000	Waterworks Revenue, Refunding, Second Lien, MBIA-Insured, SPA-
	Dexia Credit Local, 3.930%, 9/6/07 (a)	13,500,000
	Board of Education, GO:
28,785,000	Series 1733, FSA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07
	(a)(b)	28,785,000
18,380,000	Series E, FSA-Insured, SPA-Depfa Bank Europe, 4.020%, 9/6/07 (a)	18,380,000
	GO:
15,000,000	MSTC, Series SGA 99, PART, FGIC-Insured, LIQ-Societe Generale,
	4.020%, 9/5/07 (a)	15,000,000
18,600,000	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg,
	3.970%, 9/6/07 (a)	18,600,000
3,560,000	Water and Revenue Second Lien Notes, 3.930%, 9/5/07 (a)	3,560,000
4,000,000	Cook County, IL, Catholic Theological University Project, LOC-Harris Bank,
	3.970%, 9/5/07 (a)	4,000,000
3,000,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-
	Fifth Third Bank, 4.010%, 9/6/07 (a)	3,000,000
17,300,000	DuPage County, IL, Transportation Revenue, MSTC, PART, Series 2001-140,
	Class A, FSA-Insured, LIQ-Bear Stearns, 4.030%, 9/6/07 (a)(b)	17,300,000
4,400,000	Elgin, IL, Revenue, Judson College, LOC-JPMorgan Chase, 3.970%, 9/5/07 (a)	4,400,000
	Illinois DFA:
4,500,000	Glenwood School for Boys, LOC-Harris Bank, 3.970%, 9/5/07 (a)	4,500,000
250,000	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured,
	SPA-JPMorgan Chase, 3.960%, 9/4/07 (a)	250,000
5,250,000	Rosecrance Inc. Project, LOC-JPMorgan Chase, 3.970%, 9/5/07 (a)	5,250,000
	Illinois Finance Authority Revenue:

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Illinois — 10.3% (continued)
$8,500,000	Childrens Villages Project, LOC-Charter One Bank N.A., 4.030%, 9/6/07 (a)	$8,500,000
7,500,000	Dominican University, LOC-JPMorgan Chase, 3.940%, 9/5/07 (a)	7,500,000
4,050,000	Planned Parenthood Project, Series A, LOC-Charter One Bank NA,
	4.000%, 9/6/07 (a)	4,050,000
17,600,000	The Clare At Water Project, Series D, LOC-LaSalle Bank, 4.000%,
	9/6/07 (a)	17,600,000
	Illinois Health Facilities Authority, University Chicago Hospitals:
2,500,000	MBIA-Insured, SPA-JPMorgan Chase, 3.960%, 9/4/07 (a)	2,500,000
1,000,000	Series C, MBIA-Insured, LIQ-JPMorgan Chase, 4.000%, 9/4/07 (a)	1,000,000
	Illinois Health Facilities Authority Revenue, Pekin Memorial Hospital and
	Healthcare Centers:
10,000,000	Series 97, LOC-Fifth Third Bank, 3.980%, 9/6/07 (a)	10,000,000
3,500,000	Series C, LOC-Fifth Third Bank, 4.030%, 9/6/07 (a)	3,500,000
9,985,000	Illinois State, GO, Series 378, FGIC-Insured, PART, LIQ-Merrill Lynch,
	4.060%, 9/6/07 (a)(b)	9,985,000
	Lombard, IL:
6,482,000	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.990%,
	9/7/07 (a)	6,482,000
9,300,000	Revenue, National University Health Sciences Project, LOC-JPMorgan
	Chase, 3.990%, 9/6/07 (a)	9,300,000
15,870,000	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC,
	Series 2024, FGIC-Insured, PART, LIQ-Bear Stearns, 4.030%, 9/6/07
	(a)(b)	15,870,000
9,500,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum &
	Education, LOC-LaSalle Bank N.A., 4.010%, 9/6/07 (a)	9,500,000
5,835,000	Northern Illinois University, GO, P-Floats, PT-2640, FGIC-Insured, Credit
	Enhanced by Merrill Lynch Capital Services Inc., 4.090%, 9/6/07 (a)(b)	5,835,000
14,975,000	Springfield, IL, Electric Revenue, Series 1619, MBIA-Insured, LOC-Morgan
	Stanley, 4.050%, 9/6/07 (a)(b)	14,975,000
10,145,000	University of Illinois, COP, MSTC, Series 9031, AMBAC-Insured, PART,
	LIQ-Bear Stearns, 4.030%, 9/6/07 (a)(b)	10,145,000

	Total Illinois	288,139,799

Indiana — 2.0%
4,000,000	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-
	Wachovia Bank, 4.020%, 9/6/07 (a)	4,000,000
23,595,000	Indiana Health & Educational Facilities Financing Authority, Revenue,
	Educational Facilities, University of Evansville, LOC-Fifth Third Bank,
	3.990%, 9/7/07 (a)	23,595,000
	Indiana Health Facilities Financing Authority:
300,000	Capital Access Designated Pool, LOC-Comerica Bank, 3.950%, 9/5/07 (a)	300,000
7,690,000	Hospital Revenue, Deaconess Hospital Obligation, Series B, LOC-Fifth
	Third Bank, 3.990%, 9/7/07 (a)	7,690,000
8,800,000	Riverview Hospital Project, LOC-National City Bank, 4.030%, 9/6/07 (a)	8,800,000
4,985,000	Indianapolis, IN, Refunding, Waterworks Project, Series G-2, MBIA-Insured,
	SPA-Depfa Bank PLC, 3.950%, 9/6/07 (a)	4,985,000
5,950,000	Mitchell, IN, School Building Corp., GO, P-Floats, PT-2727, MBIA-Insured,
	SPA-Merrill Lynch Capital Services Inc., 4.090%, 9/6/07 (a)(b)	5,950,000

	Total Indiana	55,320,000

Iowa — 0.3%
2,000,000	Iowa Finance Authority, MFH, Cedarwood Hills Project, Series A, LIQ-
	FHLMC, 4.090%, 9/6/07 (a)	2,000,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Iowa — 0.3% (continued)
$5,500,000	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-
	JPMorgan Chase, 3.970%, 9/5/07 (a)	$5,500,000

	Total Iowa	7,500,000

Kansas — 1.1%
9,950,000	Kansas State Department of Transportation Highway Revenue, Series C-2,
	SPA-Dexia Credit Local & Westdeutsche Landesbank, 4.000%, 9/6/07 (a)	9,950,000
20,140,000	Wichita, KS, GO, Series 220, 4.500% due 2/7/08	20,207,325

	Total Kansas	30,157,325

Kentucky — 1.6%
8,000,000	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank,
	3.970%, 9/5/07 (a)	8,000,000
9,540,000	Henderson County, KY, Hospital Facilities Revenue, Community United
	Methodist Hospital Inc., Series B, LOC-Fifth Third Bank, 3.990%, 9/7/07 (a)	9,540,000
8,810,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-3997, Harlan
	County, KY, School District Financial Corporation School Building,
	MBIA-Insured, SPA-Merrill Lynch, 4.060%, 9/6/07 (a)(b)	8,810,000
9,955,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue,
	Series A, LOC-U.S. Bank, 4.010%, 9/7/07 (a)	9,955,000
9,225,000	Williamsburg, KY, Educational Building Revenue, Refunding &
	Improvement Cumberland Project, LOC-Fifth Third Bank, 3.990%,
	9/7/07 (a)	9,225,000

	Total Kentucky	45,530,000

Louisiana — 0.3%
10,000,000	Louisiana Public Facilities Authority Revenue, Various International Matex
	Tank Terminals, LOC-Suntrust Bank, 4.020%, 9/5/07 (a)	10,000,000

Maryland — 2.3%
7,505,000	Baltimore, MD, GO/PART, Series PT-364, LIQ-Merrill Lynch, 4.090%,
	9/6/07 (a)	7,505,000
3,600,000	Maryland Industrial Development Financing Authority, LOC-BB&T Corp.,
	3.980%, 9/6/07 (a)	3,600,000
5,050,000	Maryland State Economic Development Corp. Revenue, Refunding,
	Constellation Energy Group Inc., Series A, LOC-Wachovia Bank,
	3.920%, 9/6/07 (a)	5,050,000
	Maryland State Health & Higher EFA Revenue:
19,650,000	Johns Hopkins University Revenue, TECP, Series B, 3.650% due 10/9/07	19,650,000
2,320,000	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank,
	4.020%, 9/5/07 (a)	2,320,000
5,270,000	Maryland State Transportation Authority Grant & Revenue Anticipation,
	Refunding, 4.500% due 3/1/08	5,291,522
	Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute
	Facilities:
15,000,000	Series B, 4.010%, 9/5/07 (a)	15,000,000
6,100,000	Series C, 3.980%, 9/5/07 (a)	6,100,000

	Total Maryland	64,516,522

Massachusetts — 1.4%
20,000,000	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia,
	3.630% due 9/12/07	20,000,000
	Massachusetts State DFA Revenue:
2,800,000	Buckingham Browne and Nichols School, LOC-JPMorgan Chase,
	4.010%, 9/6/07 (a)	2,800,000
5,295,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 4.070%, 9/6/07 (a)	5,295,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Massachusetts — 1.4% (continued)
	Massachusetts State HEFA Revenue:
$1,300,000	Capital Asset Program, Series E, LOC-Bank of America, 3.930%, 9/4/07 (a)	$1,300,000
11,000,000	TECP, Harvard University, Series EE, 3.640% due 10/4/07	11,000,000

	Total Massachusetts	40,395,000

Michigan — 2.7%
	Detroit, MI:
11,800,000	Downtown Development Authority, Millender Center Project, LOC-
	HSBC, 4.200%, 9/6/07 (a)	11,800,000
1,600,000	Sewer Disposal Revenue, Refunding, Series C-1, FSA-Insured, LIQ-
	Dexia Credit Local, 3.980%, 9/6/07 (a)	1,600,000
6,400,000	Water Supply System, Second Lien, Series B, FSA-Insured, SPA-Depfa
	Bank PLC, 4.050%, 9/6/07 (a)	6,400,000
10,800,000	Fremont, MI, Hospital Finance Authority, Revenue, Ltd. Obligation-Gerber
	Memorial Health, LOC-Fifth Third Bank, 3.990%, 9/7/07 (a)	10,800,000
20,000,000	Michigan State, GO, Notes, Series A, LOC-Depfa Bank PLC, 4.250% due
	9/28/07	20,009,583
3,000,000	Michigan State University Revenue, Series A, SPA-Landesbank Hessen-
	Thuringen, 3.970%, 9/5/07 (a)	3,000,000
3,800,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF-Insured, LOC-
	Landesbank Hessen-Thuringen, 4.000%, 9/6/07 (a)	3,800,000
3,540,000	Oakland County, MI, Economic Development Corp., Limited Obligation
	Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.990%,
	9/7/07 (a)	3,540,000
	University of Michigan, Revenue, Hospital:
3,100,000	Series A, 3.990%, 9/4/07 (a)	3,100,000
10,400,000	Series B, 4.050%, 9/6/07 (a)	10,400,000

	Total Michigan	74,449,583

Mississippi — 0.4%
10,000,000	Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources
	Mississippi LLC Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	10,000,000

Missouri — 1.8%
6,500,000	Boone County, MO, IDA, Retirement Center Terrace Apartments Project,
	LOC-LaSalle Bank, 4.010%, 9/6/07 (a)	6,500,000
15,000,000	Curators of the University of Missouri, Capital Projects Notes, Series FY-
	2007-08-A, 4.500% due 6/30/08	15,095,069
	Missouri State HEFA Revenue:
10,140,000	BJC Health Systems, Series B, SPA-Bank of Nova Scotia & JP Morgan
	Chase Bank, 3.960%, 9/4/07 (a)	10,140,000
6,575,000	Washington University, Series A, SPA-Dexia Credit Local, 3.960%,
	9/4/07 (a)	6,575,000
	St. Louis, MO:
8,000,000	General Funding Revenue, TRAN, 4.500% due 6/30/08	8,047,407
1,665,000	Municipal Finance Corp. Sales Tax Leasehold Revenue, AMBAC-
	Insured, 4.500% due 2/15/08	1,670,398
1,000,000	University of Missouri, University Revenues, System Facilities, Series B,
	3.960%, 9/4/07 (a)	1,000,000

	Total Missouri	49,027,874

Nebraska — 0.3%
4,500,000	American Public Energy Agency, NE, Gas Supply Revenue, National Public
	Gas Agency, Series B, SPA-Societe Generale, 3.920%, 9/6/07 (a)	4,500,000
3,860,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4054, AMBAC-
	Insured, LIQ-Merrill Lynch, 3.990%, 9/6/07 (a)(b)	3,860,000

	Total Nebraska	8,360,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Nevada — 0.7%
$14,920,000	Clark County, NV, GO, Series 1700, AMBAC-Insured, LIQ-Morgan Stanley,
	4.050%, 9/6/07 (a)(b)	$14,920,000
5,730,000	Puttable Floating Option Tax-Exempt Receipts, Floats-PT-4228, FGIC-
	Insured, LIQ-Merrill Lynch Capital Services, 4.060%, 9/6/07 (a)(b)	5,730,000

	Total Nevada	20,650,000

New Hampshire — 0.9%
	New Hampshire HEFA Revenue:
16,445,000	Frisbie Memorial Hospital, LOC-Bank of America, 4.020%, 9/6/07 (a)	16,445,000
3,450,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.970%,
	9/6/07 (a)	3,450,000
6,000,000	Phillips Exeter Academy, SPA-Northern Trust Company, 3.990%, 9/6/07 (a)	6,000,000

	Total New Hampshire	25,895,000

New Jersey — 0.2%
5,975,000	Moorestown Township, NJ School District, GO, Series PT-2777, MBIA-
	Insured, SPA-Merrill Lynch, 4.050%, 9/6/07 (a)(b)	5,975,000

New Mexico — 0.9%
17,000,000	New Mexico State, TRAN, 4.500% due 6/30/08	17,104,662
7,625,000	University of New Mexico, University Revenues, Series B, SPA-
	Westdeutsche Landesbank, 3.940%, 9/5/07 (a)	7,625,000

	Total New Mexico	24,729,662

New York — 2.0%
26,000,000	Metropolitan Transportation Authority of New York Revenue, TECP, LOC-
	ABN AMRO, 3.720% due 9/7/07	26,000,000
	New York State Power Authority, TECP:
13,066,000	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische
	Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State
	Street Bank & Trust Co. & Wachovia Bank, 3.820% due 9/21/07	13,066,000
16,475,000	Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische
	Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-
	Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia
	Bank, 3.700% due 9/4/07	16,475,000

	Total New York	55,541,000

North Carolina — 2.0%
3,060,000	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank, 3.990%, 9/6/07 (a)	3,060,000
9,780,000	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 4.000%, 9/6/07 (a)	9,780,000
	North Carolina Capital Facilities Finance Agency:
	Educational Facilities Revenue:
4,150,000	High Point University Project, LOC-Branch Banking & Trust,
	3.980%, 9/6/07 (a)	4,150,000
3,300,000	Mars Hill College, LOC-Wachovia Bank N.A., 3.970%, 9/6/07 (a)	3,300,000
6,260,000	Lees-McRae College, LOC-BB&T Corp., 4.020%, 9/6/07 (a)	6,260,000
	North Carolina Educational Facilities Finance Agency Revenue:
3,810,000	Cape Fear Academy, LOC-Wachovia Bank, 4.020%, 9/6/07 (a)	3,810,000
6,065,000	Providence Day School, LOC-Bank of America, 4.000%, 9/6/07 (a)	6,065,000
	North Carolina Medical Care Commission:
5,870,000	Lutheran Retirement Project, LOC-Bank of America, 4.000%, 9/6/07 (a)	5,870,000
2,500,000	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.980%,
	9/6/07 (a)	2,500,000
3,850,000	St. Josephs Health System Inc., SPA-BB&T Corp, 4.050%, 9/6/07 (a)	3,850,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

North Carolina — 2.0% (continued)
$7,240,000	Winston-Salem, NC, Water and Sewer Systems Revenue, Refunding, Series
	C, SPA-Dexia Credit Local, 3.980%, 9/5/07 (a)	$7,240,000

	Total North Carolina	55,885,000

Ohio — 4.6%
4,105,000	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care
	Facilities Sumner Project, LOC-KBC Bank N.V., 4.050%, 9/6/07 (a)	4,105,000
6,890,000	Cincinnati, OH, Development Authority Revenue, National Underground
	Railroad Museum, Series A, LOC-Fifth Third Bank, JPMorgan Chase,
	US Bank, 3.940%, 9/5/07 (a)	6,890,000
3,260,000	Cleveland, OH, Airport Systems Revenue, Series 1956, FSA-Insured, LIQ-
	Morgan Stanley, 4.050%, 9/6/07 (a)(b)	3,260,000
10,500,000	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton
	Memorial, LOC-Fifth Third Bank, 3.990%, 9/7/07 (a)	10,500,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives, Series B-1,
	SPA-Bank of New York, 3.980%, 9/5/07 (a)	1,200,000
16,000,000	Dayton-Montgomery County, OH, Port Authority Development Revenue,
	Caresource Project, Series A, LOC-Fifth Third Bank, 3.990%, 9/7/07 (a)	16,000,000
	Franklin County, OH:
8,500,000	Convention Facilities Authority, PT-3024, AMBAC-Insured, SPA-
	Merrill Lynch Capital Services Inc., 4.010%, 9/6/07 (a)(b)	8,500,000
6,925,000	Healthcare Facilities Revenue, Refunding, Presbyterian Retirement
	Services Foundation, Series B, LOC-National City Bank, 4.040%,
	9/6/07 (a)	6,925,000
12,035,000	Greene County, OH, Hospital Facilities Revenue, Med-Health Systems Inc.,
	Series A, LOC-KEYBANK N.A., 4.020%, 9/6/07 (a)(b)	12,035,000
8,011,500	Hamilton County, OH, Sales Tax Revenue, Series 1820, AMBAC-Insured,
	LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)(b)	8,011,500
3,960,000	Northeast Ohio Regional Sewer District, Wastewater Revenue, Series 1954,
	MBIA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)(b)	3,960,000
	Ohio State Higher Educational Facilities Revenue:
5,580,000	Ashland University Project, LOC-Key Bank, 4.020%, 9/6/07 (a)	5,580,000
2,930,000	Pooled Financing Program, Series A, LOC-Fifth Third Bank, 3.960%,
	9/6/07 (a)	2,930,000
20,250,000	Ohio State Water Development Authority, Pollution Control Facilities
	Revenue, Refunding, Firstenergy Project, Series B, LOC-Barclays Bank
	PLC, 4.010%, 9/5/07 (a)	20,250,000
4,570,000	Ohio State, GO, Series PT-3637, MBIA-Insured, LIQ-Merrill Lynch Capital
	Services, 4.050%, 9/6/07 (a)(b)	4,570,000
12,370,000	Puttable Floating Option Tax-Exempt Receipts, Hamilton County, Ohio Series
	PT-4127, AMBAC-Insured, LIQ-Merrill Lynch, 4.010%, 9/6/07 (a)(b)	12,370,000

	Total Ohio	127,086,500

Oregon — 1.5%
5,000,000	Multnomah County, OR, GO, TRAN, 4.250% due 6/30/08	5,020,522
1,000,000	Oregon State Department of Administrative Services, COP, Series B, FGIC-
	Insured, 5.000% due 11/1/07	1,001,992
	Oregon State Department of Transportation, Highway User Tax Revenue:
9,535,000	Senior-Lien, Series A, 4.500% due 11/15/07	9,549,882
7,400,000	Subordinated Lien, Series B-3, SPA-Dexia Credit Local, 3.950%, 9/6/07 (a)	7,400,000
2,900,000	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series
	A, LOC-U.S. Bank, 4.040%, 9/6/07 (a)	2,900,000
14,835,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project,
	LOC-Bank of America, 4.010%, 9/6/07 (a)	14,835,000

	Total Oregon	40,707,396

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Pennsylvania — 6.7%
$30,000,000	Allegheny County, PA, GO, Series C-58A, LOC-JPMorgan Chase, 3.960%,
	9/6/07 (a)	$30,000,000
3,700,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, Series B, LOC-
	Barclays Bank PLC, 4.010%, 9/5/07 (a)	3,700,000
25,000,000	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury
	Obligated Group, LOC-KBC Bank N.V., 4.020%, 9/6/07 (a)	25,000,000
17,465,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC
	Bank N.A., 3.970%, 9/6/07 (a)	17,465,000
6,495,000	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group,
	AMBAC-Insured, SPA-Wachovia Bank, 4.040%, 9/6/07 (a)	6,495,000
7,860,000	Manheim Township School District, PA, GO, FSA-Insured, SPA-Royal Bank
	of Canada, 3.990%, 9/6/07 (a)	7,860,000
	Philadelphia, PA:
20,000,000	School District, TRAN, Series A, LOC-Bank of America N.A., 4.500%
	due 6/27/08	20,122,461
4,320,000	Authority for Industrial Development, Revenue, Settlement Music School
	Project, LOC-Allied Irish Bank PLC, 3.970%, 9/6/07 (a)	4,320,000
6,105,000	Phoenixville, PA, Area School District, GO, FSA-Insured, SPA-Wachovia
	Bank N.A., 3.980%, 9/6/07 (a)	6,105,000
	University of Pittsburgh, PA, Various Refunding University Capital Project,
	Series A, SPA-Fortis Bank & Banco Bilbao Vizcaya:
10,300,000	4.100%, 9/6/07 (a)	10,300,000
3,100,000	4.100%, 9/6/07 (a)	3,100,000
	West Cornwall Township Municipal Authority, PA:
34,580,000	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit
	Local, 3.990%, 9/6/07 (a)	34,580,000
	General Government Loan Program:
4,830,000	FSA-Insured, SPA-Dexia Credit Local, 3.990%, 9/6/07 (a)	4,830,000
4,205,000	Series A, FSA-Insured, SPA-Dexia Credit Local, 3.990%, 9/6/07 (a)	4,205,000
8,410,000	Westmoreland County, PA, Municipal Authority Services Revenue, Series
	1682, FSA-Insured, LIQ-Morgan Stanley, 4.030%, 9/6/07 (a)(b)	8,410,000

	Total Pennsylvania	186,492,461

Rhode Island — 0.5%
2,000,000	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A,
	MBIA-Insured, SPA-Dexia Credit Local, 3.960%, 9/5/07 (a)	2,000,000
10,800,000	Rhode Island Health and Educational Building Corp. Revenue, Catholic
	Schools Program, Series A, LOC-Citizens Bank of Rhode Island,
	4.000%, 9/5/07 (a)	10,800,000

	Total Rhode Island	12,800,000

South Carolina — 0.9%
3,800,000	Scago Educational Facilities Corp. for Pickens School District South Carolina,
	Series 1753, FSA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)(b)	3,800,000
	South Carolina Jobs, EDA:
4,300,000	EDR, John Ancrum SPCA Project, LOC-Bank of America, 4.000%,
	9/6/07 (a)	4,300,000
4,500,000	EDR, Southside Christian School, LOC-SunTrust Bank, 4.070%, 9/5/07 (a)	4,500,000
2,100,000	Family YMCA Florence Project, LOC-Wachovia Bank, 4.020%, 9/6/07 (a)	2,100,000
	South Carolina, EFA, Private Non-Profit Institutions:
7,000,000	Presbyterian College Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	7,000,000
3,855,000	Refunding & Improvement, Anderson, LOC-Bank of America NA,
	4.000%, 9/6/07 (a)	3,855,000

	Total South Carolina	25,555,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Tennessee — 4.2%
$11,500,000	Blount County, TN, Health & Educational Facilities Board Revenue,
	Maryville College Project, LOC-Bank of America NA, 4.000%, 9/6/07 (a)	$11,500,000
13,500,000	Chattanooga, TN, Health Educational & Housing Facilities Board Revenue,
	Girls' Preparatory School, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	13,500,000
3,400,000	Hendersonville, TN, IDB, Educational Facilities Revenue, Pope John Paul II
	High School, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	3,400,000
7,500,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue,
	Webb School of Knoxville Project, LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	7,500,000
15,000,000	Memphis-Shelby County, TN, Sports Authority Inc. Revenue, Refunding,
	Memphis Arena Project, Series A, MBIA-Insured, SPA-Dexia Credit
	Local, 3.980%, 9/6/07 (a)	15,000,000
	Metropolitan Government Nashville & Davidson County, TN:
10,000,000	TECP, Vanderbilt University, Series 04A, 3.900% due 10/1/07	10,000,000
7,300,000	IDB, David Lipscomb University Project, Series B, LOC-SunTrust Bank,
	4.020%, 9/5/07 (a)	7,300,000
5,795,000	Montgomery County, TN, Public Building Authority, Revenue, Tennessee
	County Loan Pool, LOC-Bank of America, 4.000%, 9/6/07 (a)	5,795,000
	Sevier County, TN, Public Building Authority, Local Government Public
	Improvement:
4,100,000	Series I-A-1, AMBAC-Insured, LIQ-Credit Suisse, 3.990%, 9/6/07 (a)	4,100,000
5,000,000	Series I-A-2, AMBAC-Insured, LIQ-Credit Suisse, 3.990%, 9/6/07 (a)	5,000,000
2,100,000	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 3.990%, 9/6/07 (a)	2,100,000
3,300,000	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 3.990%, 9/6/07 (a)	3,300,000
2,700,000	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 3.990%, 9/6/07 (a)	2,700,000
6,975,000	Series II-G-1, AMBAC-Insured, SPA-Kredietbank NV, 3.990%, 9/6/07 (a)	6,975,000
5,060,000	Series III-B-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
	3.990%, 9/6/07 (a)	5,060,000
4,185,000	Series III-B-4, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
	3.990%, 9/6/07 (a)	4,185,000
9,945,000	Shelby County, TN, Health Educational & Housing Facilities Board, MFH,
	Kirby Parkway, LIQ-FHLMC, 3.980%, 9/6/07 (a)	9,945,000

	Total Tennessee	117,360,000

Texas — 14.1%
	Austin, TX, Utilies System Revenue:
12,595,000	3.720% due 12/4/07	12,595,000
4,340,000	3.730% due 12/4/07	4,340,000
	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White
	Memorial Hospital:
9,185,000	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank,
	3.960%, 9/4/07 (a)	9,185,000
11,950,000	Series B-1, MBIA-Insured, SPA-Morgan Guaranty Trust, 3.960%, 9/4/07 (a)	11,950,000
3,030,000	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.960%, 9/4/07 (a)	3,030,000
	Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project:
7,000,000	Environmental Protection Revenue, 3.600% due 9/1/07 (c)	7,000,000
3,280,000	Water Pollution Control Contract Revenue, 3.700% due 1/15/08 (c)	3,280,000
	Harris County, TX:
13,400,000	Flood Control District, TECP, LOC-Landesbank Hessen-Thuringen,
	3.720% due 10/1/07	13,400,000
	Health Facilities Development Corp. Revenue:
13,500,000	St. Luke's Episcopal Hospital, Series B, SPA-Northern Trust,
	Bayerische Landesbank, Bank of America, JPMorgan Chase,
	3.930%, 9/4/07 (a)	13,500,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Texas — 14.1% (continued)
$6,500,000	Texas Medical Center Project, Series B, FSA-Insured, SPA-
	JPMorgan Chase, 3.960%, 9/4/07 (a)	$6,500,000
24,580,000	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.960%,
	9/4/07 (a)	24,580,000
40,000,000	TAN, 4.500% due 2/29/08	40,161,496
	Houston, TX:
13,300,000	Higher Education Finance Corp., Rice University Project TECP, Series
	A, 3.650% due 10/15/07	13,300,000
36,000,000	TRAN, 4.500% due 6/30/08	36,227,225
19,400,000	Water and Sewer System Revenue, Series SGA-73, FGIC-Insured, SPA-
	Societe Generale, 4.020%, 9/5/07 (a)(b)	19,400,000
5,000,000	Mansfield, TX, ISD, GO, Series SGA 129, PART, PSFG, LIQ-Societe
	Generale, 4.020%, 9/5/07 (a)(b)	5,000,000
	North Texas Tollway Authority, Dallas North Thruway Systems Authority:
10,000,000	3.700% due 9/5/07	10,000,000
11,750,000	3.750% due 9/5/07	11,750,000
29,420,000	Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.950%, 9/5/07 (a)	29,420,000
19,700,000	Plano, TX, ISD, GO, Series SGA 128, PART, PSFG, LIQ-Societe Generale,
	GO, 4.020%, 9/5/07 (a)(b)	19,700,000
7,015,000	Polly Ryon Memorial Hospital Authority, TX, Hospital Revenue, LOC-
	JPMorgan Chase, 3.960%, 9/6/07 (a)	7,015,000
6,655,000	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue,
	Bayou University of Houston, AMBAC-Insured, SPA-JPMorgan Chase,
	3.980%, 9/6/07 (a)	6,655,000
12,700,000	San Jacinto, TX, College District, AMBAC-Insured, SPA-Westdeutsche
	Landesbank, 3.980%, 9/6/07 (a)	12,700,000
50,378,500	Texas State, TRAN, 4.500% due 8/28/08	50,378,500
5,065,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue,
	BAN, Second Tier, 5.000% due 6/1/08	5,112,394
16,350,000	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother
	Frances Hospital, Series B, LOC-Bank of America, 4.000%, 9/6/07 (a)	16,350,000

	Total Texas	392,529,615

Utah — 2.5%
	Central Utah Water Conservancy District, GO:
21,400,000	Refunding, Series C, AMBAC-Insured, SPA-Landesbank Hessen-
	Thuringen, 4.010%, 9/5/07 (a)	21,400,000
14,500,000	Series F, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
	4.010%, 9/5/07 (a)	14,500,000
10,600,000	Intermountain Power Agency Utilities, TECP, Series 2009E, AMBAC-
	Insured, SPA-JPMorgan Chase, 3.740% due 9/11/07	10,600,000
2,090,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B,
	SPA-JPMorgan Chase, 3.960%, 9/4/07 (a)	2,090,000
	Utah County, UT:
4,125,000	Heritage Schools Project, Series A, LOC-US Bank, 4.050%, 9/6/07 (a)	4,125,000
10,100,000	Hospital Revenue, IHC Health Services Inc., Series B, SPA-
	Westdeutsche Landesbank, 3.960%, 9/6/07 (a)	10,100,000
5,900,000	Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series B,
	SPA-Westdeutsche Landesbank, 3.960%, 9/4/07 (a)	5,900,000

	Total Utah	68,715,000

Vermont — 0.2%
	Vermont Educational & Health Buildings Financing Agency Revenue:
2,400,000	Brattleboro Memorial Hospital, Series A, LOC-BankNorth, 3.980%,
	9/4/07 (a)	2,400,000
2,815,000	Hospital, Northeastern Vermont, Series A, LOC-TD Banknorth NA,
	3.980%, 9/4/07 (a)	2,815,000

	Total Vermont	5,215,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Virginia — 1.2%
$10,000,000	Albemarle County, VA, IDA Revenue, Thomas Jefferson Foundation Inc.,
	LOC-SunTrust Bank, 4.020%, 9/5/07 (a)	$10,000,000
8,000,000	Fairfax County Redevelopment & Housing Authority Revenue, BAN,
	Affordable Housing, 4.000% due 2/12/08	8,012,066
	Fairfax County, VA, EDA Revenue:
5,000,000	Mount Vernon Ladies Association of the Union Project, LOC-SunTrust
	Bank, 4.020%, 9/5/07 (a)	5,000,000
4,600,000	Refunding, Retirement Greenspring, Series B, LOC-Wachovia Bank
	N.A., 3.980%, 9/6/07 (a)	4,600,000
200,000	Virginia College Building Authority, VA, Various Shenandoah University
	Projects, 3.980%, 9/4/07 (a)	200,000
5,800,000	Virginia Commonwealth University, VA, Series B, AMBAC-Insured, SPA-
	Wachovia Bank NA, 3.970%, 9/4/07 (a)	5,800,000

	Total Virginia	33,612,066

Washington — 3.9%
1,900,000	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America,
	4.020%, 9/6/07 (a)	1,900,000
3,635,000	Central Puget Sound, WA, Regional Transportation Authority, Series 360,
	FGIC-Insured, PART, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)(b)	3,635,000
14,380,000	King County, WA, Sewer Revenue, Junior Lien, Series A, LOC-Landesbank
	Hessen-Thuringen, 3.920%, 9/5/07 (a)	14,380,000
27,000,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital
	Projects, LOC- Wells Fargo Bank NA, 4.020%, 9/6/07 (a)	27,000,000
	Washington State Health Care Facilities Authority:
15,000,000	Highline Medical Center, LOC-Bank of America, 4.000%, 9/6/07 (a)	15,000,000
14,400,000	National Healthcare Research and Education Finance Corp., LOC-BNP
	Paribas, 3.940%, 9/5/07 (a)	14,400,000
7,100,000	Washington State Health Care Facilities Authority Revenue, Catholic Health,
	Series B, SPA-JPMorgan Chase, 3.930%, 9/5/07 (a)	7,100,000
6,000,000	Washington State Higher Education Facilities Authority Revenue, University
	of Puget Sound Project, Series B, LOC-Bank of America, 4.010%, 9/6/07 (a)	6,000,000
	Washington State Housing Finance Commission:
1,900,000	Overlake School Project, LOC-Wells Fargo Bank, 3.950%, 9/6/07 (a)	1,900,000
2,100,000	United Way of King County Project, LOC-Bank of America, 3.950%,
	9/4/07 (a)	2,100,000
	Washington State, GO:
5,675,000	Refunding, Series C, 4.000% due 1/1/08	5,680,659
7,325,000	Series 1790, FSA-Insured, LIQ-Morgan Stanley, 4.050%, 9/6/07 (a)(b)	7,325,000
1,700,000	Washington, WA, HEFA, Revenue, Whitman College Project, SPA-
	JPMorgan Chase Bank, 3.960%, 9/6/07 (a)	1,700,000

	Total Washington	108,120,659

Wisconsin — 3.1%
6,300,000	Milwaukee County, WI, Milwaukee Public Museum, LOC-JPMorgan Chase,
	3.970%, 9/5/07 (a)	6,300,000
10,000,000	Milwaukee, WI, GO, Series N4, 4.000% due 2/15/08	10,012,011
2,000,000	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA-
	Insured, LIQ-U.S. Bank, 3.950%, 9/5/07 (a)	2,000,000
4,000,000	Wisconsin Public Power Inc. Systems Power Supply, System Revenue, Series
	A, MBIA-Insured, 5.000% due 7/1/08	4,041,599
46,700,000	Wisconsin State, Notes, 4.500% due 6/16/08	46,970,080
	Wisconsin State HEFA:
3,600,000	Northland College, LOC-Wells Fargo Bank, 3.950%, 9/6/07 (a)	3,600,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Face
Amount	Security	Value

Wisconsin — 3.1% (continued)
$15,000,000	Revenue, Indian Community School of Milwakee, LOC-JPMorgan
	Chase, 3.940%, 9/5/07 (a)	$15,000,000

	Total Wisconsin	87,923,690

	TOTAL INVESTMENTS — 99.1% (Cost — $2,762,376,388#)	2,762,376,388
	Other Assets in Excess of Liabilities — 0.9%	24,373,506

	TOTAL NET ASSETS — 100.0%	$2,786,749,894

(a) Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c) Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2007.
#   Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDB - Industrial Development Board
IDR - Industrial Development Revenue
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
PCR - Pollution Control Revenue
PSFG - Permanent School Fund Guaranty
Q-SBLF - Qualified School Board Loan Fund
RAN - Revenue Anticipation Notes
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2007

Summary of Investments by Industry* (unaudited)

Education	20.8%
Hospitals	17.9
General Obligation	15.6
Miscellaneous	8.8
Transportation	7.3
Public Facilities	6.1
Utilities	5.7
Tax Allocation	5.0
Industrial Development	4.5
Water & Sewer	3.4
Life Care Systems	2.0
Pollution Control	1.3
Finance	0.9
Housing: Multi-Family	0.7

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of August 31, 2007 and are subject to change.

Ratings Table* (unaudited)

S&P/Moody's/Fitch**
A-1, SP-1/P-1, MIG1, VMIG1/F-1	92.4%
AAA/Aaa	4.6
AA/Aa	3.0

100.0%

  * As a percentage of total investments.
** S&P primary rating; Moody’s secondary, then Fitch.
See pages 22 and 23 for definition of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
“BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation.
While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments, those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund (collectively, the “Funds”), are separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds' use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2007

By /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: October 29, 2007